Cover	Jan. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 24, 2023
Entity File Number	001-35403
Entity Registrant Name	Verastem, Inc.
Entity Central Index Key	0001526119
Entity Tax Identification Number	27-3269467
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	117 Kendrick Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
City Area Code	781
Local Phone Number	292-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	VSTM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false